CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		4 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	May 04, 2016	Sep. 30, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue
Product sales	$ 139,000			$ 247,890		$ 6,390,194	$ 5,849,330
License fees	0			0		3,402,377	402,264
Royalties	37,773			63,740		1,718,406	1,510,340
Total revenue	176,773			311,630		11,510,977	7,761,934
Costs of revenue
Costs of sales	277,603			453,416		6,293,394	6,594,006
Costs of license fees	0			0		1,500,313	0
Costs of royalties	0			0		173,403	176,737
Total costs of revenue	277,603			453,416		7,967,110	6,770,743
Gross profit (loss)	(100,830)			(141,786)		3,543,867	991,191
Operating expenses
Sales and marketing	331,636			568,950		6,236,357	5,778,981
Research and development	323,455			547,824		2,550,805	4,036,862
General and administrative	1,099,915			1,702,732		9,021,669	9,882,397
Impairment of intangible assets and goodwill	0			0		27,054,517	4,683,829
Total operating expenses	1,755,006			2,819,506		44,863,348	24,382,069
Loss from operations	(1,855,836)			(2,961,292)		(41,319,481)	(23,390,878)
Other income (expense)
Interest, net	(1,059)			(1,168)		(3,772,227)	(3,434,783)
Write-off of debt discount and deferred issuance costs						(37,634,180)	0
Change in fair value of derivative liabilities	0			0		29,846,821	8,100,922
Loss on disposal of fixed assets						(6,754)	(131,456)
Other	55,371			75,495		(11,300)	(7,493)
Reorganization items, net	(115,149)			(324,551)
Total other income (expense)	(60,837)			(250,224)		(11,577,640)	4,527,190
Income (loss) before provision for income taxes	(1,916,673)			(3,211,516)		(52,897,121)	(18,863,688)
Provision for income taxes	0			0		(89,013)	19,584
Net income (loss)	$ (1,916,673)			$ (3,211,516)		$ (52,808,108)	$ (18,883,272)
Basic and diluted loss per share Basic and diluted (in dollars per share)						$ (0.42)	$ (0.16)
Weighted average shares outstanding Basic and diluted (in shares)	9,927,112					125,951,100	120,516,225
Basic and diluted earnings (loss) per share
Basic (in dollars per share)	$ (0.19)			$ (0.33)
Diluted (in dollars per share)	$ (0.19)			$ (0.33)
Weighted average shares outstanding
Basic (in shares)	9,927,112			9,876,605
Diluted (in shares)	9,927,112			9,876,605
Predecessor [Member]
Revenue
Product sales		$ 1,633,464	$ 922,608		$ 5,272,073
License fees		100,594	139,534		3,301,783
Royalties		435,146	670,079		1,327,706
Total revenue		2,169,204	1,732,221		9,901,562
Costs of revenue
Costs of sales		1,557,420	829,095		5,176,715
Costs of license fees		0	0		1,500,000
Costs of royalties		42,653	54,543		130,492
Total costs of revenue		1,600,073	883,638		6,807,207
Gross profit (loss)		569,131	848,583		3,094,355
Operating expenses
Sales and marketing		1,582,682	833,943		5,187,911
Research and development		515,163	554,586		1,847,497
General and administrative		1,989,212	2,307,009		7,384,659
Impairment of intangible assets and goodwill		23,740,963	0		23,740,963
Total operating expenses		27,828,020	3,695,538		38,161,030
Loss from operations		(27,258,889)	(2,846,955)		(35,066,675)
Other income (expense)
Interest, net		(967,013)	(252,956)		(2,746,588)
Change in fair value of derivative liabilities		14,399,884	0		27,248,891
Other		1,952	2,495		(13,164)
Reorganization items, net		0	31,271,350		0
Total other income (expense)		13,434,823	31,020,889		24,489,139
Income (loss) before provision for income taxes		(13,824,066)	28,173,934		(10,577,536)
Provision for income taxes		4,921	0		14,688
Net income (loss)		$ (13,828,987)	$ 28,173,934		$ (10,592,224)
Basic and diluted earnings (loss) per share
Basic (in dollars per share)		$ (0.11)	$ 0.22		$ (0.08)
Diluted (in dollars per share)		$ (0.11)	$ 0.15		$ (0.08)
Weighted average shares outstanding
Basic (in shares)		125,951,100	125,951,100		125,951,100
Diluted (in shares)		125,951,100	193,258,792		125,951,100